Contract Liabilities - Schedule of Unearned Franchise Fee (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 194,753	$ 309,315
Li Yi [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,005
Gao Wenjing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		31,563
Wang Zhiya [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		23,287
Yu Yang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	58,015
Wang Limin [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		12,510
Li Jie [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,390
Sheng Xidong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,890
Zhou Guixiang [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		13,626
Wang Xuefeng [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		40,801
Ge Xiaoqing [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		6,967
Li Ruonan [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		2,309
Meng Hao [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		7,313
Chen Yu [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		500
Wang Hongli [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,850	2,848
Zhang Ying [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	2,964	2,964
Liu Zonghui [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		16,359
Liu Jie [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		41,955
Zhu Hongjun [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		45,612
Zhou Qianqian [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee		40,416
Zheng Tinghai [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	12,242
Tang Sumei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	26,947
Jin Huazhong [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	34,935
Shen Huaimei [Member]
Schedule of Unearned Franchise Fee [Line Items]
Unearned franchise fee	$ 56,800